OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Other [Abstract]
Summary of Brookfield Renewables Other
Brookfield Renewable’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Change in fair value of property, plant and equipment	13	$(721)	$(164)	$(61)
Amortization of service concession assets		—	(11)	(15)
Transaction costs		(23)	(5)	(2)
Legal provisions		—	—	(6)
Other		31	(32)	(106)
		$(713)	$(212)	$(190)